Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Retail Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 64
3 years	199
5 years	341
10 years	$ 735